Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2023	217.0	273.0	235.5	725.5
Additions	9.7	50.3	189.4	249.4
Disposals	—	(2.4)	(0.2)	(2.6)
Reclassifications	9.3	22.3	(31.6)	—
Currency differences	(0.6)	(1.2)	(3.6)	(5.4)
Acquisition of subsidiaries and businesses	—	2.1	—	2.1
As of December 31, 2023	235.4	344.1	389.5	969.0
Additions	46.2	49.3	192.4	287.9
Disposals	(0.3)	(4.7)	—	(5.0)
Reclassifications	86.6	36.3	(122.9)	—
Currency differences	1.5	2.7	1.6	5.8
As of December 31, 2024	369.4	427.7	460.6	1,257.7

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2023	22.0	94.3	—	116.3
Depreciation	14.4	83.3	—	97.7
Disposals	—	(1.7)	—	(1.7)
Currency differences	(0.2)	(0.3)	—	(0.5)
As of December 31, 2023	36.2	175.6	—	211.8
Depreciation	12.3	38.3	4.3	54.9
Impairment	26.0	32.1	—	58.1
Disposals	(0.1)	(4.0)	—	(4.1)
Currency differences	0.4	1.0	0.3	1.7
As of December 31, 2024	74.8	243.0	4.6	322.4

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2023	199.2	168.5	389.5	757.2
As of December 31, 2024	294.6	184.7	456.0	935.3